INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Amounts in $ ‘000	RUCONEST® for HAE (EU)	RUCONEST® licenses	Joenja® license	KL1333 license	Goodwill	Software	Total
At cost	581	69,709	24,447	—	—	4,772	99,509
Accumulated amortization	(581)	(24,437)	(1,326)	—	—	(1,898)	(28,242)
Carrying value at January 1, 2024	—	45,272	23,121	—	—	2,874	71,267

Amortization charges	—	(3,686)	(1,735)	—	—	(852)	(6,273)
Assets acquired	—	—	—	—	—	6	6
Divestments - cost	(570)	—	—	—	—	—	(570)
Divestment - accumulated amortization	570	—	—	—	—	—	570
Currency translation - cost	(11)	(4,131)	(1,449)	—	—	(283)	(5,874)
Currency translation - amortization	11	1,603	151	—	—	148	1,913
Movement 2024	—	(6,214)	(3,033)	—	—	(981)	(10,228)

At cost	—	65,578	22,998	—	—	4,495	93,071
Accumulated amortization	—	(26,520)	(2,910)	—	—	(2,602)	(32,032)
Carrying value at December 31, 2024	—	39,058	20,088	—	—	1,893	61,039

Amortization charges	—	(3,839)	(1,809)	—	—	(893)	(6,541)
Assets acquired	—	—	—	61,114	2,903	87	64,104
Currency translation - cost	—	8,636	3,029	8,745	416	592	21,418
Currency translation - amortization	—	(3,647)	(456)	—	—	(379)	(4,482)
Movement 2025	—	1,150	764	69,859	3,319	(593)	74,499

At cost	—	74,214	26,027	69,859	3,319	5,174	178,593
Accumulated amortization	—	(34,006)	(5,175)	—	—	(3,874)	(43,055)
Carrying value at December 31, 2025	—	40,208	20,852	69,859	3,319	1,300	135,538
RUCONEST® for HAE (EU)
The Company has capitalized development costs in relation to RUCONEST® for HAE in the EU. Following market launch of the product in 2010 the amortization of the asset started, and no further development costs have been capitalized in respect to this item since then. These development costs are fully amortized since the end of 2021.
RUCONEST® license
The RUCONEST® license relates to RUCONEST® acquisition of all North American commercialization rights from Bausch Health (formerly Valeant Pharmaceuticals) in 2016 and the RUCONEST® acquisition of all European commercialization and distribution rights from Swedish Orphan International AB, or Sobi, in 2020. The remaining useful life and residual value of the RUCONEST® license for HAE (EU) were reassessed after the strategic decision to withdraw the product from the non-US markets.
Joenja®
In August 2019, Pharming entered into a development collaboration and license agreement with Novartis to develop and commercialize leniolisib, the P13Kδ inhibitor being developed by Novartis to treat patients with Activated Phosphoinositide 3-kinase Delta Syndrome, or APDS. Following FDA approval on March 24, 2023, the amortization of the Joenja® license commenced. Since 2023, no additional development costs were capitalized.
Napazimone (KL1333) license
Following the acquisition of Abliva AB in February 2025, Pharming obtained the exclusive global rights (excluding South Korea and Japan) to develop and commercialize napazimone (KL1333) under a license agreement. Napazimone (KL1333) is a novel oral therapy targeting mitochondrial DNA-driven primary mitochondrial diseases and is currently in a pivotal Phase 2 clinical trial (FALCON), for which the Independent Data Monitoring Committee (IDMC) supported continuation of the FALCON study without and modifications. The product has received Fast Track designation in the U.S. and Orphan Drug Designation in both the U.S. and EU. As napazimone (KL1333) is still in development and not yet approved for sale, the intangible asset is not amortized. The asset is tested for impairment annually or when indicators arise, in accordance with IAS 36. Amortization will commence once the product is available for use, which is expected upon regulatory approval and market launch.
Goodwill

Goodwill arose from the acquisition of Abliva AB, as further described in Note 3. Business combinations and acquisitions of non-controlling interests. The goodwill represents the expected future economic benefits arising from assets that are not individually identified and separately recognized. Goodwill is recognized as an intangible asset with an indefinite useful life and is not amortized, but is tested for impairment annually or more frequently if indicators of impairment arise, in accordance with IAS 36.
Software
Amortization of software is mainly related to the ERP system SAP S/4HANA.